COMMITMENTS AND CONTINGENCIES (Details Narrative)		1 Months Ended	9 Months Ended		12 Months Ended
	Jan. 02, 2019	Oct. 31, 2018	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 01, 2017 ft²
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Operating lease expense			$ 260,262	$ 254,708
Amount received from Oberon Securities					$ 291,767
Payments for Rent					$ 346,454	$ 363,643
Accounting Standards Update 2016-02 [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Average borrowing rate percentage	5.00%
Sublease agreement [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Lease term description		In October of 2018 we signed a sublease agreement with our facility in Italy with an indefinite term that may be terminated by either party with a 60-day notice for 1,000 Euro per month. Due to the short termination clause, we are treating this as a month-to-month lease
Industrial Property [Member]
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Building space for lease | ft²							18,200